|----------------------------
                                                   |  OMB APPROVAL
                                                   |----------------------------
                                                   |  OMB Number: 3235-0578
                                                   |
                                                   |  Expires: February 28, 2006
                                                   |
                                                   |  Estimated average burden
                                                   |  hours per response: 20.00
                                                   |----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811-09815
                                    -----------------------------------------

                               The Arbitrage Funds
-----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         650 Fifth Avenue         New York, New York         10019
-----------------------------------------------------------------------------
          (Address of principal executive offices)        (Zip code)


                                 John S. Orrico


 Water Island Capital, LLC    650 Fifth Avenue    New York, New York   10019
-----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 259-2655
                                                    -------------------------

Date of fiscal year end:         May 31, 2005
                           --------------------------

Date of reporting period:       August 31, 2004
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
   SHARES        COMMON STOCKS - 93.68%                              VALUE
--------------------------------------------------------------------------------
                 AUTO PARTS AND EQUIPMENT - 0.39%
   846,100       AirBoss of America Corp.(a)                     $  1,348,520
                                                                   ----------

                 BANKS - 5.41%
    95,300       Banknorth Group, Inc.                              3,237,341
   100,000       Charter One Financial, Inc.                        4,447,000
     7,936       Community First Bankshares, Inc.                     255,301
   125,877       Gold Banc Corp., Inc.                              1,951,093
    64,133       National Commerce Financial Corp.                  2,157,434
   166,222       SouthTrust Corp.                                   6,873,280
                                                                   ----------
                                                                   18,921,449
                                                                   ----------
                 BIOTECHNOLOGY - 1.55%
 1,125,186       Aclara Biosciences, Inc. (a)                       4,005,662
    25,100       Genzyme Corp. (a)(b)                               1,355,400
    28,250       Virologic, Inc. (a)                                   49,155
                                                                   ----------
                                                                    5,410,217
                                                                   ----------
                 CHEMICALS - 5.96%
   165,000       IMC Global, Inc. (a)                               2,630,100
   971,400       Millennium Chemicals, Inc. (a)                    18,116,610
    34,200       Phosphate Resources Partners L.P. (a)                108,414
                                                                   ----------
                                                                   20,855,124
                                                                   ----------

                 COMMERCIAL SERVICES - 3.03%
 1,536,527       Exult, Inc. (a)                                    7,959,210
   139,400       Integrated Electrical Services, Inc. (a)             671,908
    30,596       Kforce, Inc. (a)                                     201,016
    66,000       National Processing, Inc. (a)                      1,746,360
                                                                   ----------
                                                                   10,578,494
                                                                   ----------

                 DIVERSIFIED FINANCIALS - 0.42%
 1,886,956       Loring Ward International Ltd. (a)                 1,475,079
                                                                   ----------

                 ELECTRIC - 2.44%
   346,600       Unisource Energy Corp.                             8,536,758
                                                                   ----------

                 ELECTRONICS - 4.07%
   302,516       Invision Technologies, Inc. (a)                   14,218,252
                                                                   ----------

                 ENTERTAINMENT - 0.31%
   183,000       Magna Entertainment Corp. - Class A (a)            1,088,850
                                                                   ----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
   SHARES        COMMON STOCKS - 93.68% (Continued)                  VALUE
--------------------------------------------------------------------------------

                 HEALTHCARE SERVICES AND PRODUCTS - 8.44%
   367,525       Inveresk Research Group, Inc. (a)              $  13,050,813
   275,756       Ocular Sciences, Inc.(a)                          12,022,962
   262,834       Prime Medical Services, Inc. (a)                   1,918,425
   130,000       Province Healthcare Co. (a)                        2,540,200
                                                                   ----------
                                                                   29,532,400
                                                                   ----------

                 HOUSEHOLD PRODUCTS - 1.50%
   283,381       First Years, Inc. (The)                            5,228,379
                                                                   ----------

                 HOUSEWARES - 0.04%
   100,000       Oneida Ltd. (a)                                      149,000
                                                                   ----------

                 INSURANCE - 0.45%
 1,950,566       GAINSCO, Inc.                                      1,560,453
                                                                   ----------

                 INTERNET SERVICES - 5.34%
   104,437       Internet Capital Group, Inc. (a)                     574,403
 2,716,920       Modem Media, Inc. (a)                             13,204,231
   751,152       QRS Corp. (a)                                      4,732,258
    25,500       Secure Computing Corp. (a)                           180,030
                                                                   ----------
                                                                   18,690,922
                                                                   ----------

                 LODGING - 2.14%
   485,000       Caesars Entertainment, Inc. (a)                    7,493,250
                                                                   ----------

                 MEDIA - 7.53%
   270,000       Cox Communications, Inc.- Class A (a)              8,872,200
   334,900       Information Holdings, Inc. (a)                     9,089,186
   400,000       Liberty Media Corp. - Class A (a)                  3,564,000
    25,485       Liberty Media International, Inc. (a)                861,393
   581,544       UnitedGlobalCom, Inc. (a)                          3,954,499
                                                                   ----------
                                                                   26,341,278
                                                                   ----------

                 MINING - 0.72%
   301,000       Commonwealth Industries, Inc. (a)                  2,534,420
                                                                   ----------

                 OFFICE & BUSINESS EQUIPMENT - 2.67%
 2,412,385       Danka Business Systems, PLC - ADR (a)              9,335,930
                                                                   ----------

                 OIL AND GAS - 2.59%
   229,200       Evergreen Resources, Inc. (a)                      9,041,940
                                                                   ----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
   SHARES        COMMON STOCKS - 93.68% (Continued)                   VALUE
--------------------------------------------------------------------------------
                 OIL AND GAS SERVICES - 0.38%
    55,000       Varco International, Inc. (a)                   $  1,335,400
                                                                   ----------

                 PHARMACEUTICALS - 12.95%
   459,621       Atrix Laboratories, Inc. (a)                      13,586,397
 1,111,288       ILEX Oncology, Inc. (a)                           27,715,523
   320,000       King Pharmaceuticals, Inc. (a)(b)                  3,987,200
                                                                   ----------
                                                                   45,289,120
                                                                   ----------

                 RETAIL - 2.21%
    55,000       Australian Leisure and Hospitality Group             114,400
   324,800       Gadzooks, Inc. (a)                                   613,872
   573,031       Hollywood Entertainment Corp. (a)                  5,781,883
    53,591       Loehmann's Holdings, Inc. (a)                      1,210,085
                                                                   ----------
                                                                    7,720,240
                                                                   ----------

                 SAVINGS AND LOANS - 2.05%
   102,261       GreenPoint Financial Corp.                         4,504,597
    96,633       Waypoint Financial Corp.                           2,662,239
                                                                   ----------
                                                                    7,166,836
                                                                   ----------

                 SEMICONDUCTORS - 4.40%
    50,000       Aixtron AG (a)                                       234,000
   170,400       Arm Holdings PLC                                     737,559
   147,700       Artisan Components, Inc. (a)                       4,069,135
 2,182,358       Conexant Systems, Inc. (a)                         3,251,713
   140,000       Genus, Inc. (a)                                      300,622
   162,300       Metron Technology N.V.                               722,235
 1,781,894       Mindspeed Technologies, Inc. (a)                   5,399,139
   166,198       Monolithic System Technology, Inc. (a)(b)            668,116
                                                                   ----------
                                                                   15,382,519
                                                                   ----------

                 SOFTWARE - 2.58%
    16,667       InterCept, Inc. (a)                                  288,506
   506,489       Private Business, Inc. (a)                         1,012,978
 1,244,052       SkillSoft PLC - ADR (a)                            7,725,563
                                                                   ----------
                                                                    9,027,047
                                                                   ----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
  SHARES         COMMON STOCKS - 93.68% (Continued)                   VALUE
--------------------------------------------------------------------------------
                 TELECOMMUNICATIONS - 14.11%
 1,207,311       Advanced Fibre Communications, Inc. (a)(b)      $ 20,729,530
   630,900       AT&T Wireless Services, Inc. (a)(b)                9,223,758
    95,300       Carrier Access Corp. (a)                             656,617
   998,967       INET Technologies, Inc. (a)                       12,017,573
    40,000       New Skies Satellite NV                               310,145
    10,000       Telekom Austria AG                                   139,759
   243,187       Time Warner Telecom, Inc. - Class A (a)            1,116,228
   366,100       Wireless Matrix Corp. (a)                            194,498
 1,553,433       Zhone Technologies, Inc. (a)                       4,970,986
                                                                   ----------
                                                                   49,359,094
                                                                   ----------

                 TOTAL COMMON STOCKS (Cost $327,644,000)         $327,620,971
                                                                 ------------

--------------------------------------------------------------------------------
    SHARES       REAL ESTATE INVESTMENT TRUSTS - 5.33%               VALUE
--------------------------------------------------------------------------------

   227,600       Chelsea Property Group, Inc.                    $ 15,306,100
    50,000       Rouse Co. (The)                                    3,322,500
                                                                   ----------

                 TOTAL REAL ESTATE INVESTMENT TRUSTS
                  (Cost $18,149,906)                             $ 18,628,600
                                                                   ----------

--------------------------------------------------------------------------------
     SHARES      EQUITY SWAPS - 0.08%                                 VALUE
--------------------------------------------------------------------------------

    35,500       D.F.S. Furniture Co. - PLC (Cost $284,872)        $  276,190
                                                                   ----------
--------------------------------------------------------------------------------
     SHARES      ESCROWED RIGHTS - 0.18%                              VALUE
--------------------------------------------------------------------------------

    35,300       Hoenig Group, Inc. - contingent payment rights(a) $     --
   244,657       Information Resources, Inc. - contingent
                  value rights(a)                                     648,341
   247,200       PetroCorp, Inc. - escrow shares(a)                      --
                                                                   ----------
                 TOTAL ESCROWED RIGHTS (Cost $419,002)             $  648,341
                                                                   ----------

--------------------------------------------------------------------------------
   CONTRACTS     CALL OPTION CONTRACTS - 0.11%                        VALUE
--------------------------------------------------------------------------------

                 AT&T Wireless Services, Inc.,
     1,250         1/24/05 at $12.5                                $  290,625
                 DRS Technologies, Inc.,
       500         9/20/04 at $40                                      11,250
                 Mylan Laboratories Inc.,
       300         10/18/04 at $15                                     80,250
                 Monolithic System Technology, Inc.,
     2,500         10/18/04 at $7.5                                    18,750
                                                                   ----------

                 TOTAL CALL OPTION CONTRACTS (Cost $609,500)       $  400,875
                                                                   ----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
   CONTRACTS     PUT OPTION CONTRACTS - 0.15%                         VALUE
--------------------------------------------------------------------------------

                 Advanced Fibre Communications, Inc.,
     3,000         9/20/04 at $15                                  $  105,000
     3,448         10/18/04 at $15                                    249,980
                 AT&T Wireless Services, Inc.,
     2,500         1/24/05 at $12.5                                    43,750
                 Charles River Laboratories International, Inc.,
       350         10/18/04 at $40                                     13,125
                 CIMA Labs, Inc.,
       200         9/20/04 at $30                                       7,000
                 Cooper Cos., Inc. (The),
       200         9/20/04 at $55                                      16,000
                 Genzyme Corp.,
       350         9/20/04 at $50                                      14,000
                 Harrah's Entertainment, Inc.,
       150         9/20/04 at $47.5                                     7,875
                 QLT, Inc.,
       200         9/20/04 at $15                                      11,000
       200         10/18/04 at $15                                     19,000
                 Tektronix, Inc.,
       100         10/18/04 at $30                                     22,250
                 Wachovia Corp.,
       500         10/18/04 at $42.5                                    8,750
                                                                   ----------

                 TOTAL PUT OPTION CONTRACTS (Cost $783,429)         $ 517,730
                                                                   ----------

--------------------------------------------------------------------------------
   PAR VALUE     MONEY MARKET SECURITIES - 3.17%                       VALUE
--------------------------------------------------------------------------------

$  11,091,141    Dreyfus Treasury Prime Cash Management Fund
                  (Cost $11,091,141)                             $ 11,091,141
                                                                 ------------


                 TOTAL INVESTMENTS AT VALUE - 102.70%
                  (Cost $358,981,850)                           $ 359,183,848

                 LIABILITIES IN EXCESS OF OTHER ASSETS
                   - (2.70%)                                       (9,452,615)
                                                                 ------------

                 NET ASSETS - 100.00%                           $ 349,731,233
                                                                 ============


          (a)  Non-income producing security
          (b) Underlying security for a written/purchased call/put option. ADR - American Depository Receipt


 See accompanying notes to portfolio of investments.

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
   SHARES        COMMON STOCKS - 32.01%                              VALUE
--------------------------------------------------------------------------------
                 BANKS - 3.77%
   105,000       North Fork Bancorporation                       $  4,403,700
    23,600       SunTrust Banks, Inc.                               1,607,160
     5,000       Toronto - Dominion Bank                              173,900
   149,450       Wachovia Corp. (b)                                 7,010,699
                                                                   ----------
                                                                   13,195,459
                                                                   ----------

                 BIOTECHNOLOGY - 10.17%
   102,000       Charles River Laboratories International,
                  Inc.(a)(b)                                        4,442,100
   557,685       Genzyme Corp. (a) (b)                             30,114,990
   585,506       Virologic, Inc. (a)                                1,018,780
                                                                   ----------
                                                                   35,575,870
                                                                   ----------

                 CHEMICALS - 3.31%
   587,000       Lyondell Chemical Co. (b)                         11,558,030
                                                                   ----------

                 COMMERCIAL SERVICES - 0.19%
    25,800       Hewitt Associates, Inc.
                 - Class A (a)(b)                                     681,378
                                                                   ----------

                 COMPUTERS - 0.01%
     3,210       Cyberguard Corp. (a)                                  22,631
                                                                   ----------

                 ELECTRONICS - 0.48%
    59,200       Tektronix, Inc. (b)                                1,691,344
                                                                   ----------

                 ENVIRONMENTAL CONTROLS - 0.73%
   244,500       IMCO Recycling, Inc. (a)                           2,537,910
                                                                   ----------

                 HEALTHCARE SERVICES AND PRODUCTS - 2.27%
    97,900       Cooper Cos., Inc. (The) (b)                        5,673,305
   146,470       HealthTronics Surgical Services, Inc.(a)           1,060,443
    41,500       LifePoint Hospitals, Inc. (a)(b)                   1,198,935
                                                                   ----------
                                                                    7,932,683
                                                                   ----------

                 INTERNET SERVICES - 0.05%
    22,919       Digitas, Inc. (a)                                    163,871
                                                                   ----------

                 LODGING - 0.62%
    44,900       Harrah's Entertainment, Inc. (b)                   2,163,731
                                                                   ----------

                 OIL AND GAS - 1.33%
   138,800       Pioneer Natural Resources Co.                      4,642,860
                                                                   ----------

                 OIL AND GAS SERVICES - 0.37%
    43,400       National-Oilwell, Inc. (a) (b)                     1,297,660
                                                                   ----------

                               THE ARBITRAGE FUND
                  Schedule of Securities Sold Short (Continued)
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
   SHARES        COMMON STOCKS - 32.01% (Continued)                  VALUE
--------------------------------------------------------------------------------
                 PHARMACEUTICALS - 2.26%
   100,300       Mylan Laboratories, Inc. (b)                      $1,747,226
   398,400       QLT Inc. (a)(b)                                    6,175,200
                                                                   ----------
                                                                    7,922,426
                                                                   ----------
                 REAL ESTATE - 0.07%
    10,000       MI Developments, Inc.                                232,000
                                                                   ----------

                 SAVINGS AND LOAN - 0.53%
    85,302       Sovereign Bancorp, Inc.                            1,864,702
                                                                   ----------

                 SEMICONDUCTORS - 0.23%
    15,100       Aixtron AG (a)                                        70,651
   170,400       ARM Holdings PLC-ADR                                 737,559
                                                                   ----------
                                                                      808,210
                                                                   ----------
                 SOFTWARE - 0.34%
   119,100       JDA Software Group, Inc. (a)                       1,176,708
                                                                   ----------

                 TELECOMMUNICATIONS - 3.97%
 1,532,095       Tellabs, Inc. (a) (b)                             13,896,102
                                                                   ----------

                 TOTAL COMMON STOCKS (Proceeds $104,037,814)     $107,363,575
                                                                 ------------

--------------------------------------------------------------------------------
    SHARES       EQUITY SWAPS - 0.13%                                VALUE
--------------------------------------------------------------------------------

   325,000       ARM Holdings PLC (Proceeds $483,997)              $  461,500
                                                                   ----------
--------------------------------------------------------------------------------
    SHARES       REAL ESTATE INVESTMENT TRUSTS - 1.18%               VALUE
--------------------------------------------------------------------------------

    73,600       Simon Property Group, Inc. (Proceeds $3,822,094)  $4,117,920
                                                                   ----------

                 TOTAL SECURITIES SOLD SHORT
                  (Proceeds $108,343,905)                       $ 111,942,995
                                                                =============


               (a)  Non-income producing security.
               (b)  Underlying security for a written/purchased call/put option.

 See accompanying notes to portfolio of investments.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
 CONTRACTS       WRITTEN CALL OPTIONS                                VALUE
--------------------------------------------------------------------------------

                 Advanced Fibre Communications, Inc.,
     3,271         9/20/04 at $17.5                                $  204,437
     2,000         10/18/04 at $17.5                                  205,000
       750         10/18/04 at $20                                     15,000
     1,177         12/20/04 at $20                                     67,678
                 AT&T Wireless Services, Inc.,
     1,250         1/24/05 at $15                                       3,125
                 Charles River Laboratories International Inc.,
       350         9/20/04 at $45                                      12,250
       350         10/18/04 at $45                                     31,500
                 Cooper Cos., Inc. (The),
       100         9/20/04 at $55                                      37,500
       200         10/18/04 at $65                                      9,500
                 Genzyme Corp.,
       850         9/20/04 at $55                                      72,250
                 Harrah's Entertainment, Inc.,
       150         9/20/04 at $45                                      49,500
       455         9/20/04 at $47.5                                    56,875
       150         10/18/04 at $50                                     11,250
                 Hewitt Associates, Inc. - Class A,
       150         9/20/04 at $25                                      23,625
                 King Pharmaceuticals, Inc.,
       500         9/20/04 at $12.5                                    17,500
                 Lifepoint Hospitals, Inc.,
       250         9/20/04 at $30                                      13,125
                 Lyondell Chemical Co.,
       605         9/20/04 at $17.5                                   134,613
     1,100         9/20/04 at $20                                      44,000
       600         10/18/04 at $20                                     52,500
                 Mylan Laboratories, Inc.,
       360         9/20/04 at $17.5                                    18,000
       300         10/18/04 at $17.5                                   28,500
                 National-Oilwell, Inc.,
       100         9/20/04 at $30                                       7,500
                 QLT, Inc.,
       400         9/20/04 at $17.5                                    10,000
       300         10/18/04 at $17.5                                   18,000
       200         10/18/04 at $20                                      4,000
                 Simon Property Group, Inc.,
        50         9/20/04 at $55                                       7,625
                 Tektronix, Inc.,
       100         9/20/04 at $30                                       2,750
       480         10/18/04 at $35                                      6,000
                 Tellabs, Inc.,
     1,755         9/20/04 at $7.5                                    280,800

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                           August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
 CONTRACTS       WRITTEN CALL OPTIONS (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

                 Wachovia Corp.,
    500            10/18/04 at $47.5                                  $ 42,500
                                                                      --------

                 TOTAL WRITTEN CALL OPTIONS
                  (Premiums Received $1,415,728)                   $ 1,486,903
                                                                   -----------

--------------------------------------------------------------------------------
 CONTRACTS       WRITTEN PUT OPTIONS                                    VALUE
--------------------------------------------------------------------------------

                 AT&T Wireless Services, Inc.,
  5,000            1/24/05 at $10                                  $   37,500
                 Genzyme Corp.,
    500            9/20/04 at $55                                      92,500
                                                                   ----------

                 TOTAL WRITTEN PUT OPTIONS
                  (Premiums Received $205,955)                      $ 130,000
                                                                   ----------

                 TOTAL OPEN OPTIONS WRITTEN
                  (Premiums Received $1,621,723)                   $1,616,903
                                                                   ==========


 See accompanying notes to portfolio of investments.

NOTES TO THE PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2004:

         Cost of portfolio investments                $ 254,336,703
                                                    ===============

         Gross unrealized appreciation                 $ 15,808,947
         Gross unrealized depreciation                  (24,521,700)
                                                    ---------------

         Net unrealized depreciation                    $(8,712,753)
                                                    ===============


The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)       The Arbitrage Funds
               --------------------------------------------------------------


By (Signature and Title)*     /s/ John S. Orrico
                          ---------------------------------------------------
                           John S. Orrico, President and Treasurer


Date      October 29, 2004
        ----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*     /s/ John S. Orrico
                          ---------------------------------------------------
                           John S. Orrico, President and Treasurer


Date      October 29, 2004
        ----------------------------


* Print the name and title of each signing officer under his or her signature.